CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Millions	Total Equity Attributable to Owners of Parent	Issued Capital	Share Premium	Retained Earnings	Other Components of Equity	Treasury Shares	Non-Controlling Interests	Total
Equity at beginning of period at Dec. 31, 2016	€ 26,361	€ 1,229	€ 599	€ 22,287	€ 3,346	€ (1,099)	€ 21	€ 26,383
Profit after tax	4,008			4,008			38	4,046
Other comprehensive income	(2,816)			22	(2,838)			(2,816)
Comprehensive income	1,191			4,029	(2,838)		38	1,229
Share-based payments	(43)		(43)					(43)
Dividends	(1,499)			(1,499)			(66)	(1,565)
Purchase of treasury shares	(500)					(500)		(500)
Reissuance of treasury shares under share-based payments	22		13			8		22
Hyperinflation	(17)			(17)				(17)
Additions from business combinations	(33)			(33)			35	2
Other changes	2			2			2	4
Equity at end of period at Dec. 31, 2017	25,484	1,229	570	24,769	508	(1,591)	31	25,515
Adoption of IFRS | Adoption of IFRS 15	83			83				83
Adoption of IFRS | Adoption of IFRS 9	(25)			135	(160)			(25)
Equity at end of period at Jan. 01, 2018	25,542	1,229	570	24,987	347	(1,591)	31	25,573
Equity at beginning of period at Dec. 31, 2017	25,484	1,229	570	24,769	508	(1,591)	31	25,515
Profit after tax	4,083			4,083			6	4,088
Other comprehensive income	898			11	887			898
Comprehensive income	4,980			4,093	887		6	4,986
Share-based payments	(40)		(40)					(40)
Dividends	(1,671)			(1,671)			(13)	(1,684)
Reissuance of treasury shares under share-based payments	24		13			11		24
Shares to be issued	7			7				7
Hyperinflation	(8)			(8)				(8)
Changes in non-controlling interests	0						19	19
Other changes	(2)			(2)			3	1
Equity at end of period at Dec. 31, 2018	28,832	1,229	543	27,407	1,234	(1,580)	45	28,877
Equity at beginning of period at Jan. 01, 2018	25,542	1,229	570	24,987	347	(1,591)	31	25,573
Equity at end of period at Dec. 31, 2018	28,832	1,229	543	27,407	1,234	(1,580)	45	28,877
Adoption of IFRS | Impact of adoption of IFRS 16	(71)			(71)				(71)
Equity at end of period at Jan. 01, 2019	28,761	1,229	543	27,336	1,234	(1,580)	45	28,807
Equity at beginning of period at Dec. 31, 2018	28,832	1,229	543	27,407	1,234	(1,580)	45	28,877
Profit after tax	3,321			3,321			50	3,370
Other comprehensive income	483			(52)	536			483
Comprehensive income	3,804			3,268	536		50	3,854
Share-based payments	2		2					2
Dividends	(1,790)			(1,790)			(19)	(1,810)
Hyperinflation	(29)			(29)				(29)
Other changes	(2)			(2)			0	(2)
Equity at end of period at Dec. 31, 2019	€ 30,746	€ 1,229	€ 545	€ 28,783	€ 1,770	€ (1,580)	€ 76	€ 30,822